SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,752,328	$ 6,741,605
Less: accumulated depreciation	(1,347,904)	(1,097,664)
Net book value	5,404,424	5,643,941
Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		6,741,605	$ 4,103,087
Less: accumulated depreciation		(1,097,664)	(942,908)
Net book value		5,643,941	3,160,179
Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,520,886	1,397,311
Containers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,397,311
Trucks [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		4,086,968	2,213,265
Trailers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,033,259	1,197,357
Trailers [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,197,357	1,829,853
Office Equipment [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		40,380	40,380
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,589	19,589
Leasehold Improvements [Member] | Titan Trucking LLC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 19,589	$ 19,589